UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® LIQUIDITY INCOME ETF

January 31, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 1.20%

ASSET-BACKED SECURITIES — 1.20%
Ford Credit Auto Owner Trust Series 2014-A, Class A2
0.48%, 11/15/16	$100	$100,045
Hyundai Auto Receivables Trust Series 2014-A, Class A2
0.46%, 01/16/17	200	199,997

		300,042

TOTAL ASSET-BACKED SECURITIES
(Cost: $299,987)		300,042

CERTIFICATES OF DEPOSIT — 5.69%

CERTIFICATE OF DEPOSITS — 5.69%
Bank of Nova Scotia
0.68%, 09/11/15	571	573,364
Credit Suisse New York
0.52%, 01/23/15	250	249,950
Sumitomo Mitsui Banking Corp.
0.65%, 04/01/15	300	299,972
Svenska Handelsbanken AB
0.41%, 12/19/14	300	300,216

		1,423,502

TOTAL CERTIFICATES OF DEPOSIT (Cost: $1,423,661)		1,423,502

COMMERCIAL PAPER — 14.77%

COMMERCIAL PAPER — 14.77%
AXA Financial Inc.
0.00%, 02/11/14	200	199,988
DIRECTV Holdings LLC
0.00%, 07/07/14	750	748,723
Electricite de France
0.58%, 01/02/15	500	497,575
LMA S.A./LMA Americas LLC
0.00%, 03/18/14	250	249,944
Natexis Banques Populaires
0.00%, 05/23/14	500	499,638
Nissan Motor Acceptance Corp.
0.00%, 02/07/14	250	249,989
Tesco Treasury Services PLC
0.00%, 02/03/14	500	499,989
Vodafone Group PLC
0.00%, 06/25/14	750	748,859

		3,694,705

TOTAL COMMERCIAL PAPER (Cost: $3,694,159)		3,694,705

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 61.38%

CAPITAL MARKETS — 5.91%
Credit Suisse (USA) Inc.
4.88%, 01/15/15	$435	$453,118
Deutsche Bank AG London
3.45%, 03/30/15	500	516,874
Morgan Stanley
6.00%, 05/13/14	500	507,590

		1,477,582
COMMERCIAL BANKS — 27.87%
Australia and New Zealand Banking Group Ltd.
0.62%, 01/10/17[a,b]	250	249,856
Bank of America N.A.
0.71%, 11/14/16[b]	275	275,908
Bank of Montreal
0.71%, 09/11/15[b]	350	351,675
Barclays Bank PLC
2.75%, 02/23/15	300	307,042
BB&T Corp.
2.05%, 04/28/14 (MT 03/28/14)	150	150,393
BNP Paribas SA
3.00%, 12/20/14[b]	750	766,573
BPCE SA
0.74%, 07/15/15[b]	500	499,859
1.99%, 02/07/14[a,b]	200	200,018
Commonwealth Bank of Australia
0.45%, 12/04/15[a,b]	250	249,912
0.75%, 09/20/16[a,b]	250	250,589
ING Bank NV
1.64%, 06/09/14[a,b]	600	602,524
National Australia Bank Ltd.
0.67%, 12/02/16[a,b]	600	600,337
Nordea Bank AB
2.25%, 03/20/15[a]	400	408,026
Royal Bank of Canada
0.46%, 12/16/15[b]	300	300,168
Svenska Handelsbanken AB
0.70%, 03/21/16[b]	400	401,206
Wells Fargo & Co.
0.44%, 10/28/15[b]	600	598,750
Westpac Banking Corp.
1.01%, 09/25/15[b]	750	756,989

		6,969,825
COMPUTERS & PERIPHERALS — 2.00%
Hewlett-Packard Co.
0.64%, 05/30/14[b]	500	500,373

		500,373
CONSUMER FINANCE — 3.02%
American Express Credit Corp.
1.34%, 06/12/15[b]	500	506,456
Toyota Motor Credit Corp.
0.39%, 09/18/15[b]	250	250,044

		756,500

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

January 31, 2014

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 10.92%
Banque Federative du Credit Mutuel SA
1.09%, 01/20/17[a,b]	$500	$499,857
Daimler Finance North America LLC
1.95%, 03/28/14[a]	500	501,005
General Electric Capital Corp.
0.44%, 01/08/16[b]	200	199,865
0.44%, 05/11/16[b]	150	149,838
0.84%, 01/08/16[b]	350	352,592
1.11%, 05/09/16[b]	170	172,254
Volkswagen International Finance NV
0.84%, 11/20/14[a,b]	350	351,250
1.63%, 03/22/15[a]	500	505,710

		2,732,371
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.06%
BellSouth Corp.
5.20%, 09/15/14	500	514,316

		514,316
FOOD & STAPLES RETAILING — 2.01%
Walgreen Co.
1.00%, 03/13/15	500	502,147

		502,147
INSURANCE — 1.09%
Prudential Financial Inc.
Series B
5.10%, 09/20/14	265	272,903

		272,903
MEDIA — 2.07%
NBCUniversal Media LLC
3.65%, 04/30/15	500	519,005

		519,005
METALS & MINING — 2.04%
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	500	510,008

		510,008
OIL, GAS & CONSUMABLE FUELS — 2.39%
Devon Energy Corp.
0.69%, 12/15/15[b]	250	250,232
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	127	131,729
Series I
5.00%, 03/01/15	205	214,739

		596,700

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,349,638)		15,351,730

Security	Principal (000s)	Value

REPURCHASE AGREEMENTS — 17.39%

REPURCHASE AGREEMENTS — 17.39%
Barclays Capital Inc., 0.50%, 3/26/14 (Purchased on 12/19/13 to be repurchased at $500,674, collateralized by various corporate debt obligations, 0.00% to 7.63%, due 11/14/14 to 9/15/41, par and fair value of $604,751 and $576,665, respectively)	$500	$500,000
Citigroup Global Markets Inc., 0.43%, 2/03/14 (Purchased on 12/16/13 to be repurchased at $1,000,585, collateralized by U.S. Treasury obligations, 4.50%, due 5/15/17, par and fair value of $904,800 and $1,020,046, respectively)	1,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.94%, 3/24/14 (Purchased on 12/23/13 to be repurchased at $501,188, collateralized by various corporate debt obligations, 0.00%, due 11/25/35 to 1/25/36, par and fair value of $950,945 and $688,868, respectively)	500	500,000
Mizuho Securities USA Inc., 1.00%, 2/13/14 (Purchased on 12/12/13 to be repurchased at $500,875, collateralized by U.S. government obligations, U.S. Treasury obligations and various corporate debt obligations, 0.00% to 4.00%, due 2/25/37 to 5/15/42, par and fair value of $3,757,168 and $552,200, respectively)	500	500,000
Morgan Stanley & Co. LLC, 0.47%, 3/21/14 (Purchased on 12/20/13 to be repurchased at $500,594, collateralized by various corporate debt obligations, 0.00%, due 11/25/41 to 12/25/43, par and fair value of $1,972,640 and $547,000, respectively)	500	500,000
RBS Securities Inc., 1.00%, 3/04/14 (Purchased on 1/08/14 to be repurchased at $500,764, collateralized by corporate debt obligations, 2.5%, due 9/01/22, par and fair value of $595,000 and $516,756, respectively)	500	500,000
SG Americas Securities LLC, 0.31%, 2/03/14 (Purchased on 1/09/14 to be repurchased at $850,183, collateralized by various corporate debt obligations, 0.63% to 6.38%, due 9/04/15 to 10/23/34, par and fair value of $751,054 and $906,642, respectively)	850	850,000

		4,350,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,350,000)		4,350,000

	Shares (000s)

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d]	16	15,680

Total MONEY MARKET FUNDS
(Cost: $15,680)		15,680

TOTAL INVESTMENTS IN SECURITIES — 100.49%
(Cost: $25,133,125)		25,135,659
Other Assets, Less Liabilities — (0.49)%		(122,948)

NET ASSETS — 100.00%		$25,012,711

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 22.40%

ASSET-BACKED SECURITIES — 22.40%
ACAS CLO Ltd.
Series 2007-1A, Class A1S
0.45%, 04/20/21[a,b,c]	$1,000	$986,500
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/18 (MT 01/11/16)[a]	900	900,135
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/16	250	254,122
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/17 (MT 08/17/15)	2,025	2,027,934
Series 2013-A9, Class A
0.58%, 11/16/20 (MT 11/15/18)[b]	2,000	2,004,796
Chatham Light CLO Ltd.
Series 2005-2A, Class B
0.94%, 08/03/19[a,b]	2,000	1,941,440
Citibank Credit Card Issuance Trust
Series 2013-A12, Class A12
0.42%, 11/07/18 (MT 11/07/16)[b]	1,500	1,500,674
CNH Wholesale Master Note Trust
Series 2013-2A, Class B
1.07%, 08/15/19 (MT 08/15/16)[a,b]	300	300,000
Cornerstone CLO Ltd.
Series 2007-1A, Class A1S
0.46%, 07/15/21[a,b]	500	488,340
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/19[a]	500	503,165
DT Auto Owner Trust
Series 2014-1A, Class B
1.43%, 03/15/18 (MT 01/15/16)[a]	2,000	2,001,338
Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class C
4.99%, 02/15/17 (MT 02/15/15)[a]	150	155,490
Series 2012-2, Class D
3.50%, 01/15/19 (MT 01/15/17)	1,885	1,958,221
Series 2012-4, Class B
0.94%, 09/15/16 (MT 09/15/14)	1,505	1,506,633
Series 2012-4, Class D
2.09%, 09/15/16 (MT 09/15/14)	515	517,998
Series 2013-3, Class A1
0.79%, 06/15/17 (MT 06/15/15)	1,240	1,242,897
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A
0.64%, 05/15/19 (MT 05/16/16)[b]	2,280	2,279,239
HLSS Servicer Advance Receivables Trust
Series 2014-T1, Class AT1
1.24%, 01/17/45 (MT 01/15/15)[a,c]	1,000	1,000,180
Katonah Ltd.
Series 2007-10A, Class A2B
0.48%, 04/17/20[a,b]	2,125	2,100,961
Nationstar Mortgage Advance Receivables Trust
Series 2013-T2A, Class A2
1.68%, 06/20/46 (MT 06/20/16)[a,c]	140	139,730

Security	Principal (000s)	Value

PFS Financing Corp.
Series 2012-AA, Class A
1.37%, 02/15/16 (MT 02/17/14)[a,b]	$140	$140,044
Series 2012-AA, Class B
1.87%, 02/15/16 (MT 02/17/14)[a,b]	200	200,137
Santander Drive Auto Receivables Trust
Series 2012-2, Class D
3.87%, 02/15/18 (MT 01/15/16)	2,000	2,096,742
Series 2012-AA, Class C
1.78%, 11/15/18[a]	650	652,035
Series 2013-2, Class B
1.33%, 03/15/18 (MT 04/15/16)	2,400	2,425,130
Series 2013-3, Class A3
0.70%, 10/16/17 (MT 11/15/15)	1,000	1,000,083
Series 2013-5, Class A2B
0.54%, 04/17/17[b]	500	500,275
Series 2013-5, Class B
1.55%, 10/15/18	775	775,480
Series 2013-A, Class A3
1.02%, 01/16/18 (MT 02/15/16)[a]	1,750	1,757,847
SLM Student Loan Trust
Series 2004-A, Class A2
0.44%, 03/16/20[b]	1,120	1,110,997
Series 2006-4, Class A5
0.34%, 10/27/25[b]	3,100	3,077,280
Series 2008-5, Class A2
1.34%, 10/25/16[b]	57	57,178
Series 2011-C, Class A2A
3.41%, 10/17/44 (MT 11/15/18)[a,b]	2,000	2,142,094
Series 2012-A, Class A1
1.56%, 08/15/25 (MT 04/15/16)[a,b]	1,291	1,304,760
Series 2012-C, Class A1
1.26%, 08/15/23 (MT 01/15/16)[a,b]	770	773,971
Series 2012-E, Class A1
0.91%, 10/16/23 (MT 06/15/16)[a,b]	1,039	1,040,662
Series 2012-E, Class A2B
1.92%, 06/15/45 (MT 10/15/17)[a,b]	250	255,073
Series 2013-A, Class A2B
1.22%, 05/17/27 (MT 08/15/18)[a,b]	265	261,484
Series 2013-B, Class A1
0.81%, 07/15/22 [a,b]	1,005	1,004,583
Series 2013-C, Class A1
1.01%, 02/15/22 (MT 01/15/17)[a,b]	2,243	2,247,913

		46,633,561

TOTAL ASSET-BACKED SECURITIES (Cost: $46,605,623)		46,633,561

COLLATERALIZED MORTGAGE OBLIGATIONS —10.07%

MORTGAGE-BACKED SECURITIES — 10.07%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45 (MT 07/10/15)	526	551,411
Series 2006-2, Class A4
5.74%, 05/10/45 (MT 05/10/16)[b]	1,925	2,096,444
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
1.21%, 09/15/26 (MT 09/15/15)[a,b]	525	525,993
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PWR8, Class A4
4.67%, 06/11/41 (MT 06/11/15)	244	253,159

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Series 2006-PW12, Class A4
5.71%, 09/11/38 (MT 04/11/16)[b]	$1,250	$1,367,722
Series 2006-PW14, Class A1A
5.19%, 12/11/38 (MT 11/11/16)	221	242,085
Series 2007-PW15, Class A1A
5.32%, 02/11/44 (MT 02/11/17)	262	286,694
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3
5.31%, 12/15/39 (MT 11/15/16)	500	543,060
Series 2007-TF2A, Class A1
0.34%, 04/15/22 (MT 03/15/09)[a,b]	844	835,677
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/45 (MT 11/25/15)[a,b]	2,551	2,538,642
GMAC Commercial Mortgage Securities Inc.
Series 2006-C1, Class A1A
5.23%, 11/10/45 (MT 12/10/15)[b]	1,856	1,980,385
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.24%, 01/12/43 (MT 10/12/15)[b]	801	852,200
Series 2006-LDP6, Class A4
5.48%, 04/15/43 (MT 03/15/16)[b]	960	1,037,360
Series 2007-CB18, Class A1A
5.43%, 06/12/47 (MT 01/12/17)[b]	251	276,491
Series 2007-CB18, Class A4
5.44%, 06/12/47 (MT 01/12/17)	2,000	2,203,054
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/40 (MT 03/15/17)	1,947	2,153,267
Morgan Stanley Capital I Inc.
Series 2006-IQ12, Class A1A
5.32%, 12/15/43 (MT 12/15/16)	418	457,331
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	500	554,448
Morgan Stanley Re-REMIC Trust Series 2011-IO, Class B
0.00%, 03/23/51[a,c]	1,750	1,688,645
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45 (MT 03/15/16)[b]	250	269,531
Series 2006-C29, Class A1A
5.30%, 11/15/48 (MT 11/15/16)	239	262,015

		20,975,614

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $20,948,322)		20,975,614

CORPORATE BONDS & NOTES — 53.48%

AUTOMOBILES — 0.36%
Nissan Motor Acceptance Corp.
0.95%, 09/26/16[a,b]	750	753,826

		753,826
CAPITAL MARKETS — 3.09%
Goldman Sachs Group Inc. (The)
0.70%, 03/22/16[b]	3,765	3,749,353
Morgan Stanley

Security	Principal (000s)	Value

1.49%, 02/25/16[b]	$1,750	$1,773,567
4.20%, 11/20/14	500	514,401
6.00%, 04/28/15	370	392,989

		6,430,310
CHEMICALS — 0.12%
Ecolab Inc.
1.00%, 08/09/15	250	250,939

		250,939
COMMERCIAL BANKS — 7.01%
ABN AMRO Bank NV
1.04%, 10/28/16[a,b]	635	637,609
Barclays Bank PLC
3.90%, 04/07/15	500	519,184
BNP Paribas SA
0.83%, 12/12/16[b]	750	752,337
Deutsche Bank Financial LLC
5.38%, 03/02/15	500	522,452
Fifth Third Bancorp
0.67%, 12/20/16[b]	750	743,059
ING Bank NV
1.19%, 03/07/16[a,b]	800	806,986
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,000	1,020,005
KeyCorp
3.75%, 08/13/15	1,350	1,408,882
Lloyds Bank PLC
4.38%, 01/12/15[a]	1,975	2,042,940
Regions Financial Corp.
7.75%, 11/10/14	750	790,927
Santander Holdings USA Inc.
3.00%, 09/24/15 (MT 08/24/15)	1,000	1,034,361
Sumitomo Mitsui Trust Bank Ltd.
1.02%, 09/16/16[a,b]	500	503,629
Union Bank N.A.
1.00%, 09/26/16[b]	1,000	1,008,653
Wachovia Corp./Wells Fargo & Co.
0.61%, 10/15/16[b]	1,250	1,245,164
Wells Fargo Bank N.A.
4.75%, 02/09/15	1,500	1,563,375

		14,599,563
COMPUTERS & PERIPHERALS — 0.88%
Hewlett-Packard Co.
2.35%, 03/15/15	550	560,273
2.63%, 12/09/14	1,250	1,271,714

		1,831,987
CONSUMER FINANCE — 4.66%
Asciano Finance Ltd.
3.13%, 09/23/15[a]	1,185	1,212,852
Capital One Financial Corp.
2.15%, 03/23/15	1,250	1,269,713
5.50%, 06/01/15	1,250	1,324,030
Ford Motor Credit Co. LLC
1.49%, 05/09/16[b]	1,500	1,524,532
1.70%, 05/09/16	250	252,949
3.88%, 01/15/15	2,500	2,571,990
5.63%, 09/15/15	260	278,822

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2014

Security	Principal (000s)	Value

HSBC Finance Corp.
0.67%, 06/01/16[b]	$1,275	$1,272,994

		9,707,882
DIVERSIFIED FINANCIAL SERVICES — 7.15%
Bank of America Corp.
1.07%, 03/22/16[b]	2,750	2,765,823
Banque Federative du Credit Mutuel SA
1.09%, 01/20/17[a,b]	1,000	999,715
Citigroup Inc.
1.20%, 07/25/16[b]	975	986,027
5.00%, 09/15/14	200	205,222
6.01%, 01/15/15	2,200	2,308,959
Daimler Finance North America LLC
0.92%, 08/01/16[a,b]	250	251,356
1.30%, 07/31/15[a]	500	505,099
General Electric Capital Corp.
0.89%, 07/12/16[b]	500	504,628
Harley-Davidson Funding Corp.
5.75%, 12/15/14[a]	1,175	1,225,741
J.P. Morgan Chase & Co.
0.86%, 02/26/16[b]	1,575	1,581,483
5.25%, 05/01/15	2,150	2,263,299
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,250	1,286,963

		14,884,315
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
AT&T Inc.
0.62%, 02/12/16[b]	1,000	999,310
Verizon Communications Inc.
1.77%, 09/15/16[b]	3,250	3,345,927
4.90%, 09/15/15	400	426,333

		4,771,570
ELECTRIC UTILITIES — 1.22%
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	2,415	2,539,500

		2,539,500
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.72%
Avnet Inc.
5.88%, 03/15/14	1,500	1,508,832

		1,508,832
FOOD & STAPLES RETAILING — 0.10%
CVS Caremark Corp.
3.25%, 05/18/15	193	199,568

		199,568
FOOD PRODUCTS — 0.64%
Nabisco Inc.
7.55%, 06/15/15	1,000	1,089,893

Security	Principal (000s)	Value

WM Wrigley Jr. Co.
3.70%, 06/30/14	$250	$253,255

		1,343,148
HEALTH CARE EQUIPMENT & SUPPLIES — 0.67%
Covidien International Finance SA
1.35%, 05/29/15	1,000	1,009,296
2.80%, 06/15/15	370	380,048

		1,389,344
HEALTH CARE PROVIDERS & SERVICES — 1.09%
Coventry Health Care Inc.
6.13%, 01/15/15	750	788,965
Express Scripts Holding Co.
2.10%, 02/12/15	500	507,378
WellPoint Inc.
1.25%, 09/10/15	200	201,777
5.00%, 12/15/14	750	779,493

		2,277,613
HOUSEHOLD DURABLES — 0.08%
Whirlpool Corp.
8.60%, 05/01/14	155	157,988

		157,988
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.16%
Southern Power Co. Series D
4.88%, 07/15/15	321	339,653

		339,653
INSURANCE — 5.51%
American International Group Inc.
2.38%, 08/24/15	1,555	1,588,594
3.00%, 03/20/15	250	256,717
5.05%, 10/01/15	987	1,055,169
Hartford Financial Services Group Inc.
4.00%, 03/30/15	2,000	2,073,520
Liberty Mutual Group Inc.
5.75%, 03/15/14[a]	2,000	2,011,070
MetLife Institutional Funding II
1.63%, 04/02/15[a]	500	506,082
Prudential Financial Inc.
6.20%, 01/15/15	1,725	1,814,580
XLIT Ltd.
5.25%, 09/15/14	2,100	2,158,080

		11,463,812
LIFE SCIENCES TOOLS & SERVICES — 1.35%
Life Technologies Corp.
4.40%, 03/01/15	1,220	1,267,598
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	1,000	1,030,782
3.25%, 11/20/14	500	510,809

		2,809,189

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2014

Security	Principal (000s)	Value

MEDIA — 2.34%
COX Communications Inc.
5.45%, 12/15/14	$1,150	$1,197,725
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.55%, 03/15/15	1,145	1,180,018
4.75%, 10/01/14	250	256,927
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14	2,155	2,233,119

		4,867,789
METALS & MINING — 0.63%
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	1,296	1,303,111

		1,303,111
OIL, GAS & CONSUMABLE FUELS — 1.90%
Anadarko Petroleum Corp.
5.75%, 06/15/14	800	815,070
Energy Transfer Partners LP
8.50%, 04/15/14	205	208,156
PC Financial Partnership
5.00%, 11/15/14	605	625,436
Phillips 66
1.95%, 03/05/15	950	964,141
Sunoco Inc.
9.63%, 04/15/15	752	826,509
Valero Energy Corp.
4.50%, 02/01/15	500	518,440

		3,957,752
PAPER & FOREST PRODUCTS — 0.61%
International Paper Co.
5.30%, 04/01/15	1,200	1,260,409

		1,260,409
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.90%
American Tower Corp.
4.63%, 04/01/15	1,700	1,773,426
Boston Properties LP
5.00%, 06/01/15	1,175	1,239,611
5.63%, 04/15/15	200	211,546
ERP Operating LP
6.58%, 04/13/15	570	609,422
HCP Inc.
6.00%, 03/01/15	1,150	1,213,969
Health Care REIT Inc.
5.88%, 05/15/15	1,500	1,596,171
Nationwide Health Properties Inc.
6.00%, 05/20/15	1,375	1,467,607

		8,111,752
ROAD & RAIL — 3.17%
CSX Corp.
6.25%, 04/01/15	250	266,210
ERAC USA Finance LLC
5.60%, 05/01/15[a]	1,359	1,439,070

Security	Principal (000s)	Value

Kansas City Southern Mexico
0.94%, 10/28/16[b]	$1,000	$1,000,269
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.13%, 05/11/15[a]	2,050	2,109,677
Ryder System Inc.
3.15%, 03/02/15	1,385	1,421,430
Union Pacific Railroad Co. 2004-2 Pass Through Trust
5.21%, 09/30/14	350	358,148

		6,594,804
SOFTWARE — 0.95%
CA Inc.
6.13%, 12/01/14	1,900	1,980,957

		1,980,957
SPECIALTY RETAIL — 0.76%
AutoZone Inc.
5.75%, 01/15/15	1,500	1,573,521

		1,573,521
THRIFTS & MORTGAGE FINANCE — 0.12%
AmSouth Bank N.A. Series AI
5.20%, 04/01/15	250	260,824

		260,824
TOBACCO — 0.59%
Altria Group Inc.
4.13%, 09/11/15	200	210,913
BAT International Finance PLC
1.40%, 06/05/15[a]	1,000	1,010,477

		1,221,390
TRADING COMPANIES & DISTRIBUTORS — 0.42%
GATX Corp.
4.75%, 05/15/15	825	865,689

		865,689
WIRELESS TELECOMMUNICATION SERVICES — 0.99%
America Movil SAB de CV
5.75%, 01/15/15	1,300	1,358,240
Vodafone Group PLC
5.38%, 01/30/15	675	707,115

		2,065,355

TOTAL CORPORATE BONDS & NOTES (Cost: $111,189,865)		111,322,392

FOREIGN AGENCY OBLIGATIONS — 1.86%

SOUTH KOREA — 1.86%
Korea Hydro & Nuclear Power Co. Ltd.
6.25%, 06/17/14[a]	1,800	1,833,594

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2014

Security		Principal (000s)	Value

Korea National Oil Corp.
5.38%, 07/30/14[a]		$2,000	$2,043,116

			3,876,710

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,882,432)			3,876,710

FOREIGN GOVERNMENT OBLIGATIONS — 3.15%

MEXICO — 3.15%
United Mexican States
0.00%, 06/26/14	MXN	40,000	2,946,730
0.00%, 07/10/14		49,000	3,604,507

			6,551,237

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,741,504)			6,551,237

MUNICIPAL DEBT OBLIGATIONS — 0.69%

CALIFORNIA — 0.69%
State of California GO
0.85%, 02/01/15		1,435	1,442,189

			1,442,189

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,437,132)			1,442,189

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.55%

MORTGAGE-BACKED SECURITIES — 0.55%
Government National Mortgage Association Series 2011-114, Class KF
0.61%, 03/20/41[b]		1,137	1,141,610

			1,141,610

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,140,666)			1,141,610

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 7.55%

MONEY MARKET FUNDS — 7.55%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e]	15,712	$15,712,134

		15,712,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,712,134)		15,712,134

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $207,657,678)		207,655,447
Other Assets, Less Liabilities — 0.25%		524,484

NET ASSETS — 100.00%		$208,179,931

GO  —  General Obligation

MT  —  Mandatory Tender

MXN  —  Mexican Peso

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
MXN	39,270,000	USD	2,901,490	6/26/2014	CITI	$103,621

MXN	48,162,000	USD	3,554,545	7/10/2014	CITI	101,345

						$204,966

Counterparty:

CITI — Citigroup, Inc.

See accompanying notes to schedules of investments.

7

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Liquidity Income[a]
Short Maturity Bond

[a]	The Fund commenced operations on December 11, 2013.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

8

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Liquidity Income
Assets:
Asset-Backed Securities	$—	$300,042	$—	$300,042
Certificates of Deposit	—	1,423,502	—	1,423,502
Commercial Paper	—	3,694,705	—	3,694,705
Corporate Bonds & Notes	—	15,351,730	—	15,351,730
Repurchase Agreements	—	4,350,000	—	4,350,000
Money Market Funds	15,680	—	—	15,680

	$15,680	$25,119,979	$—	$25,135,659

Short Maturity Bond
Assets:
Asset-Backed Securities	$—	$44,507,151	$2,126,410	$46,633,561
Collateralized Mortgage Obligations	—	19,286,969	1,688,645	20,975,614
Corporate Bonds & Notes	—	111,322,392	—	111,322,392
Foreign Agency Obligations	—	3,876,710	—	3,876,710
Foreign Government Obligations	—	6,551,237	—	6,551,237
Municipal Debt Obligations	—	1,442,189	—	1,442,189
U.S. Government & Agency Obligations	—	1,141,610	—	1,141,610
Money Market Funds	15,712,134	—	—	15,712,134
Forward Currency Contracts[a]		204,966		204,966

	$15,712,134	$188,333,224	$3,815,055	$207,860,413

[a]	Forward currency contracts are valued at the unrealized appreciation/depreciation on the contracts.

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table includes a rollforward for the period ended January 31, 2014 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Short Maturity Bond ETF	Asset-Backed Securities		Collateralized Mortgage Obligations
Balance at beginning of period	$631,056		$—
Realized gain (loss) and change in unrealized appreciation/depreciation	3,365		(13,230)
Purchases	999,999		1,701,875
Sales	—		—
Transfers ina	983,240	[b]	—
Transfers out[a]	(491,250)		—

Balance at end of period	$2,126,410		$1,688,645

Net change in unrealized appreciation/depreciation on investments still held at end of period	$2,739		$(13,402)

[a]	Represents the value as of the beginning of the reporting period.
[b]	The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Liquidity Income	$25,133,125	$7,326	$(4,792)	$2,534
Short Maturity Bond	207,655,023	282,500	(282,076)	424

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

3.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of each Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

4.	REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

12

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 24, 2014